Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents
15.
Cash and cash equivalents

	December 31,
	2022	2021
	£000s	£000s
Cash at bank and in hand	41,986	73,537
US Treasury Bills	12,376	-
Short term bank deposits	454	-
Total Cash and cash equivalents	54,816	73,537

Cash at bank comprises balances held by the Group in current, short-term bank deposits, and U.S. Treasury Bills with an original maturity of three months or less. The carrying amount of these assets approximates to their fair value.